Unaudited Interim Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 45,551,320	$ 65,193,515
Voyage expenses	(20,392,051)	(23,662,392)
Vessel operating expenses	(14,503,210)	(15,686,154)
Charter hire costs	(1,204,256)	0
Depreciation	(7,808,947)	(7,854,959)
Amortization of deferred drydock expenditures	(1,482,522)	(1,285,342)
General and administrative expenses
Corporate	(4,176,900)	(3,985,678)
Commercial and chartering	(759,795)	(867,387)
Unrealized losses on derivatives	101,572	0
Interest expense and finance costs	(3,776,427)	(5,446,621)
Interest income	12,594	144,202
(Loss) / Income before taxes	(8,438,622)	6,549,184
Income tax	(57,841)	(30,503)
Net (Loss) / Income	$ (8,496,463)	$ 6,518,681
(Loss) / Earnings per share, basic	$ (0.26)	$ 0.20
Weighted average number of shares outstanding, basic	33,286,809	33,196,917
(Loss) / Earnings per share, diluted	$ (0.26)	$ 0.20
Weighted average number of shares outstanding, diluted	33,286,809	33,317,114